Supplemental Information - Supplemental Information of Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenues
Net sales	$ 27,831	$ 25,769	[1]	$ 23,216	[1]
Finance and interest income	1,875	1,932	[1]	1,879	[1]
Total Revenues	29,706	27,701	[1]	25,095	[1]
Costs and Expenses
Cost of goods sold	22,958	21,572	[1]	19,420	[1]
Selling, general & administrative expenses	2,351	2,315	[1]	2,246	[1]
Research and development expenses	1,061	957	[1]	860	[1]
Restructuring expenses	61	93	[1]	44	[1]
Interest expense	812	940	[1]	1,026	[1]
Other, net	997	1,165	[1]	1,521	[1]
Total Costs and Expenses	28,240	27,042	[1]	25,117	[1]
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,466	659	[1]	(22)	[1]
Income tax (expense)	(417)	(457)	[1]	(297)	[1]
Equity in income of unconsolidated subsidiaries and affiliates	50	88	[1]	58	[1]
Net income (loss)	1,099	290	[1],[2]	(261)	[1]
Industrial Activities
Revenues
Net sales	27,831	25,769		23,216
Finance and interest income	100	122		153
Total Revenues	27,931	25,891		23,369
Costs and Expenses
Cost of goods sold	22,958	21,572		19,420
Selling, general & administrative expenses	2,136	2,056		1,963
Research and development expenses	1,061	957		860
Restructuring expenses	61	90		43
Interest expense	468	604		694
Other, net	267	420		882
Total Costs and Expenses	26,951	25,699		23,862
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	980	192		(493)
Income tax (expense)	(286)	(415)		(136)
Equity in income of unconsolidated subsidiaries and affiliates	20	61		34
Results from intersegment investments	385	452		334
Net income (loss)	1,099	290		(261)
Financial Services
Revenues
Net sales	0	0		0
Finance and interest income	1,989	2,028		1,916
Total Revenues	1,989	2,028		1,916
Costs and Expenses
Cost of goods sold	0	0		0
Selling, general & administrative expenses	215	259		283
Research and development expenses	0	0		0
Restructuring expenses	0	3		1
Interest expense	558	555		521
Other, net	730	744		640
Total Costs and Expenses	1,503	1,561		1,445
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	486	467		471
Income tax (expense)	(131)	(42)		(161)
Equity in income of unconsolidated subsidiaries and affiliates	30	27		24
Results from intersegment investments	0	0		0
Net income (loss)	$ 385	$ 452		$ 334

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).
[2]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).